                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549
                                                              FORM N-PX
                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                              811-3919
  NAME OF REGISTRANT:                                              VANGUARD STAR FUNDS
  ADDRESS OF REGISTRANT:                                           PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                           HEIDI STAM
                                                                   PO BOX 876
                                                                   VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:                          (610) 669-1000
  DATE OF FISCAL YEAR END:                                         OCTOBER 31
  DATE OF REPORTING PERIOD:                                        JULY 1, 2008 - JUNE 30, 2009

  FUND:    VANGUARD INSTITUTIONAL DEVELOPED MARKETS INDEX FUND

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  ISSUER:                ASCENDAS REAL ESTATE INVESTMENT TRUST
  TICKER:                N/A             CUSIP:     Y0205X103
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve the issue of new units in A-                         ISSUER          YES          FOR               FOR
REIT [Units] and/or convertible securities or other
instruments [including but not limited to warrants]
which may be convertible into Units [Convertible
Securities] for the 12 month period from 30 JUN 2009,
 being the date of the meeting of the unitholders of
A-REIT [Unitholders] held on 30 JUN 2009 [the
Unitholders' Meeting], to 30 JUN 2010, such that the
number of new Units issued [and/or Units into which
the convertible securities may be converted] does not
 exceed 50.0% of the number of Units in issue as at
30 JUN 2009, being the date of the Unitholders'
Meeting [the Base Figure], of which the aggregate
number of new units issued [and/or Units into which
the convertible securities may be converted], where
the Units and/or convertible securities are issued
other than on a pro rata basis to existing
unitholders, must not be more than 20.0% of the base
figure [the General Mandate]; pursuant to the general
 mandate, Ascendas Funds Management's Limited, as
Manager of A-REIT [the Manager], may issue units
arising from the conversion of the convertible
securities notwithstanding that the general mandate
may have ceased to be in force at the time the units
are to be issued; where the terms of the issue of the
 convertible securities provide for adjustment to the
 number of convertible securities in the event of
rights, bonus or other capitalization issues or any
other events, the Manager may issue additional
convertible securities notwithstanding that the
general mandate may have ceased to be in force at the
 time the convertible securities are issued; and
authorize the Manager, any Director of the Manager
[the Director] and HSBC Institutional Trust Services
[Singapore] Limited, as Trustee of A-REIT [the
Trustee] to complete and do all such acts and things
[including executing all such documents as may be
required] as the Manager, such Director or, as the
case may be, the Trustee may consider expedient or
necessary or in the interests of A-REIT to give

PROPOSAL #E.2: Approve to supplement the Trust deed                        ISSUER          YES          FOR               FOR
dated 09 OCT 2002 constituting A-REIT [as amended]
with the Issue Price Supplement for the purpose of
allowing the Manager to issue Units at the VWAP for
the period of between 10 Business Days to 30 Business
 Days if the Manager reasonably believes that the
VWAP for the period of 10 Business Days immediately
preceding the date of issue of the Units does not
provide a fair reflection of the market price of a
Unit and a longer VWAP period will better reflect the
 fair market price of the Unit in the manner as
specified; and authorize the Manager, any Director
and the Trustee to complete and do all such acts and
things [including executing all such documents as may
 be required] as the Manager, such Director or, as
the case may be, the Trustee may consider expedient
or necessary or in the interests of A-REIT to give
effect to the Issue Price Supplement

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  ISSUER:                BANCA MONTE DEI PASCHI DI SIENA SPA, SIENA
  TICKER:                N/A             CUSIP:     T1188A116
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #E.1: Approve the surveillance dispositions                       ISSUER          NO           N/A               N/A
regarding organization and corporate governance of
the banks, amendments of Articles 13, 15, 17, 23 and
26 of the bylaws

PROPOSAL #O.1: Approve the surveillance dispositions                       ISSUER          NO           N/A               N/A
regarding organization and corporate governance of
the banks, approval of remuneration mechanisms in
favour of the Directors, the employees and the
collaborators not bound by relations of a subordinate

PROPOSAL #O.2: Approve the determination of the                            ISSUER          NO           N/A               N/A
Chairman of the Board of Directors remuneration, in
accordance with the  third paragraph of article 27 of
 the bylaws

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  ISSUER:                EFG EUROBANK ERGASIAS SA
  TICKER:                N/A             CUSIP:     X1898P101
  MEETING DATE:          6/30/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Approve to issue of a callable                               ISSUER          NO           N/A               N/A
convertible bond up to EUR 500 million for private
placement, foregoing pre-emption rights to the
existing shareholders

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  ISSUER:                INDRA SISTEMAS SA, MADRID
  TICKER:                N/A             CUSIP:     E6271Z155
  MEETING DATE:          6/25/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Examination and approval of the annual                       ISSUER          YES          FOR               FOR
accounts and management report [including the
formation in Article 116 BIS of the Spanish Stock
Market Law and the annual corporate governance
report] of Indra Sistemas, S.A. and its Consolidated
Group, corresponding to the FY closed on 31 DEC 2008,
 as well as the proposal for the allocation of results

PROPOSAL #2.: Approval of the Management by the Board                      ISSUER          YES          FOR               FOR
 of Directors

PROPOSAL #3.: Approval as merger balance of the                            ISSUER          YES          FOR               FOR
balance sheet approved in the first point of the
agenda, approval of the merger of Euro Quality, S.L.
[Sole Shareholder Company], as absorbed Company, and
Indra Sistemas SA. as absorbing Company, in
accordance with the Merger Project approved by their
respective administration bodies, approval of
submitting the merger to the tax neutral regime
regulated in the Spanish Corporation Tax Act

PROPOSAL #4.1: To ratify the appointment as the                            ISSUER          YES          FOR               FOR
Director by Cooptation of Salvador Gabarro Serra,
agreed by the Board of Directors on 26 MAR 2009 and
to appoint him for a statutory three year period and
with the condition od proprietary Director
representing the share interest of Union Fenosa
Personal date of Mr. Gabarro will be provided in the
resolution for the purpose of his recording in the

PROPOSAL #4.2: To ratify the appointment as the                            ISSUER          YES          FOR               FOR
Director by Cooptation of Rafael Villaseca, agreed by
 the Board of Directors on 14 MAY 2009 and to appoint
 him for a statutory three year period and with the
condition od proprietary Director representing the
share interest of Union Fenosa. Personal data of Mr.
Villaseca will be provided in the resolution for the
purpose of his recording in the Commercial registry

PROPOSAL #4.3: To approve the dismissal of Pedro                           ISSUER          YES          FOR               FOR
Ramon Y Cajal with his express consent, Mr. Ramon Y
Cajal ends his office in application of the rotation
criteria for the Independent Directors approved by
the Board, leaving expressly stated in the minutes
the thanks of the Board for the performance in his
functions during the period of his mandate

PROPOSAL #4.4: To appoint Daniel Garcia -Pita Peman                        ISSUER          YES          FOR               FOR
as the Director of the Company for the statutory
period of 3 years and with the condition of
Independent Director, personal data of the candidate
will be provided in the resolution for the purpose of
 his recording in the Commercial Registry

PROPOSAL #5.: Authorization of the Board of Directors                      ISSUER          YES          FOR               FOR
 to acquire treasury stock, directly or through
Subsidiary Companies

PROPOSAL #6.: Appointment of the Auditors for the                          ISSUER          YES          FOR               FOR
individual and consolidated annual accounts and
management reports of the 2009 FY

PROPOSAL #7.: Authorization for notarization and                           ISSUER          YES          FOR               FOR
public filling

PROPOSAL #8.: Annual report on compensation of the                         ISSUER          YES          FOR               FOR
Directors and the Senior Management

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  ISSUER:                OLAM INTERNATIONAL LTD, SINGAPORE
  TICKER:                N/A             CUSIP:     Y6421B106
  MEETING DATE:          6/29/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors or any of them                       ISSUER          YES          FOR               FOR
to: a) allot and issue an aggregate of 273,459,000
subscription shares by way of a private placement to
the Investors at an issue price of SGD 1.60 per
subscription share, pursuant to the terms and subject
 to the conditions of the Subscription Agreement [the
 Proposed Subscription]; and b) complete and do all
such acts and things, including without limitation,
to execute all such documents and to approve any
amendments, alteration or modification to any
documents as they may consider necessary, desirable
or expedient to give full effect to the Proposed
Subscription and this Resolution

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  ISSUER:                PCCW LTD
  TICKER:                N/A             CUSIP:     Y6802P120
  MEETING DATE:          6/26/2009                                                                                   FOR/AGAINST
  PROPOSAL:                                                              PROPOSED BY      VOTED?      VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the audited financial                      ISSUER          YES          FOR               FOR
 statements of the Company and the reports of the
Directors and the Independent Auditors for the YE 31
DEC 2008

PROPOSAL #2.a: Re-elect Mr. Chung Cho Yee, Mico as a                       ISSUER          YES          FOR               FOR
Director

PROPOSAL #2.b: Re-elect Mr. Lee Chi Hong, Robert as a                      ISSUER          YES          FOR               FOR
 Director

PROPOSAL #2.c: Re-elect Sir David Ford as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.d: Re-elect Mr. Lu Yimin as a Director                         ISSUER          YES          FOR               FOR

PROPOSAL #2.e: Re-elect Sir Roger Lobo as a Director                       ISSUER          YES          FOR               FOR

PROPOSAL #2.f: Authorize the Directors to fix the                          ISSUER          YES          FOR               FOR
remuneration of the Directors

PROPOSAL #3.: Re-appoint Messrs.                                           ISSUER          YES          FOR               FOR
PricewaterhouseCoopers as the Auditor and authorize
the Directors to fix their remuneration

PROPOSAL #4.: Authorize the Directors to allot, issue                      ISSUER          YES        AGAINST           AGAINST
 and deal with additional shares in the capital of
the Company and to allot, issue or grant securities
convertible into such shares, options, warrants or
similar rights to subscribe for any shares in the
Company or such convertible securities and to make or
 grant offers, agreements and options during and
after the end of the relevant period, not exceeding
20% of the aggregate nominal amount of the share
capital of the Company otherwise than pursuant to: i)
 a rights issue [as specified]; ii) the exercise of
rights of subscription or conversion under the terms
of any warrants issued by the Company or any
securities which are convertible into shares of the
Company; iii) the exercise of the subscription rights
 under any Option Scheme or similar arrangement for
the time being adopted for the grant or issue to
officers and/or employees of the Company and/or any
of its subsidiaries of shares or rights to acquire
shares of the Company; or iv) any scrip dividend or
similar arrangement providing for the allotment of
shares in lieu of the whole or part of a dividend on
shares of the Company in accordance with the Articles
 of Association of the Company; [Authority expires
the earlier of the conclusion of the next AGM of the
Company or the expiration of the period within which
the next AGM of the Company is required by any
applicable law or the Articles of Association of the
Company to be held]

PROPOSAL #5.: Authorize the Directors of the Company                       ISSUER          YES          FOR               FOR
to repurchase on The Stock Exchange of Hong Kong
Limited [the Stock Exchange], or any other Stock
Exchange on which the securities of the Company or
may be listed and recognized by the Securities and
Futures Commission of Hong Kong and the Stock
Exchange for such purposes, shares in the Company
including any form of depositary receipt representing
 the right to receive such shares issued by the
Company and subject to and in accordance with all
applicable laws and requirements of the Rules
Governing the Listing of Securities on the Stock
Exchange or of any other stock exchange as amended
from time to time, not exceeding 10% of the aggregate
 nominal amount of the share capital of the Company
in issue as at the date of passing of this
resolution; [Authority expires the earlier of the
conclusion of the next AGM of the Company or the
expiration of the period within which the next AGM of
 the Company is required by any applicable law or the
 Articles of Association of the Company to be held]

PROPOSAL #6.: Approve, subject to the passing of                           ISSUER          YES        AGAINST           AGAINST
Resolution 5, the aggregate nominal amount of the
share capital of the Company that may be allotted,
issued and dealt with or agreed conditionally or
unconditionally to be allotted by the Directors
pursuant to and in accordance with the mandate
granted under Resolution 4 be increased and extended
by the addition of the aggregate nominal amount of
the share capital of the Company which may be
repurchased by the Company pursuant to and in
accordance with the mandate granted under Resolution
5, provided that such amount shall not exceed 10% of
the aggregate nominal amount of the issued share
capital of the Company at the date of passing this

                                                         SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD STAR FUNDS
  By:     /s/F. William McNabb III
             (Heidi Stam)
             F. William McNabb III*
             President, Chief Executive Officer and Trustee
  Date:   August 27, 2009
      *  By Power of Attorney.  Filed on July 24, 2009, see File Number 2-88373.
                Incorporated by Reference.